UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of Registrant as specified in charter)

721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
August 31, 2012 (Unaudited)
(Classifications are based on the North American Industry Classificiation System)

Shares		Value
	COMMON STOCKS - 99.2%
	Aerospace Product & Parts Manufacturing - 0.7%
7,500	HEICO Corp.	$261,300

	Agriculture, Construction & Mining Machinery Manufacturing - 1.0%
5,375	Alamo Group Inc.	156,359
3,600	FMC Technologies, Inc. (a)	168,624
1,300	The Toro Co.	48,360
		373,343
	Air Freight & Logistics - 0.5%
2,456	United Parcel Service, Inc. - Class B	181,277

	Apparel Knitting Mills - 0.4%
4,900	Zumiez Inc. (a)	143,031

	Automotive Repair & Maintenance - 0.4%
4,000	Monro Muffler Brake, Inc.	135,400

	Beverage Manufacturing - 1.6%
17,000	The Coca Cola Co.	635,800

	Building Material & Supplies Dealers - 0.8%
2,100	The Sherwin-Williams Co.	300,468

	Business Support Services - 0.4%
5,500	Team, Inc. (a)	171,985

	Chemical & Allied Products Merchant Wholesalers - 0.8%
5,100	Acuity Brands, Inc.	327,216

	Clothing Stores - 3.3%
8,400	ANN, Inc. (a)	298,872
8,000	Francesca's Holdings Corp. (a)	282,640
15,300	The TJX Companies, Inc.	700,587
		1,282,099
	Commercial Services - 0.4%
5,900	Copart, Inc. (a)	157,589

	Communications Equipment Manufacturing - 3.0%
4,900	Motorola Solutions, Inc.	233,534
11,300	QUALCOMM, Inc.	694,498
4,900	Trimble Navigation Ltd. (a)	240,345
		1,168,377
	Computer & Peripheral Equipment Manufacturing - 9.1%
3,500	Apple Inc.	2,328,340
3,900	Aruba Networks, Inc. (a)	76,635
11,200	EMC Corp. (a)	294,448
2,400	International Business Machines Corp. (IBM)	467,640
10,800	NetApp, Inc. (a)	372,816
		3,539,879

	Computer Systems Design & Related Services - 3.8%
3,000	Computer Programs and Systems, Inc.	151,650
6,400	Constant Contact, Inc. (a)	125,120
700	Priceline.com Inc. (a)	423,199
15,300	Riverbed Technology, Inc. (a)	305,847
9,737	Verisign (a)	464,260
		1,470,076
	Cut & Sew Apparel Manufacturing - 1.0%
4,500	Carter's, Inc. (a)	250,695
1,800	Lululemon Athletica Inc. (a)	117,342
		368,037
	Data Processing, Hosting & Related Services - 1.2%
8,000	Red Hat, Inc. (a)	448,320

	Drugs & Druggists' Sundries Merchant Wholesalers - 0.8%
6,700	Herbalife Ltd. (b)	324,213

	Electronic Shopping & Mail-Order Houses - 2.1%
3,300	Amazon.com, Inc. (a)	819,159

	Engine, Turbine & Power Transmission Equipment Manufacturing - 0.4%
1,700	Cummins, Inc.	165,087

	Freight Transportation Arrangement - 1.0%
4,600	FedEx Corp.	403,098

	Full-Service Restaurants - 0.5%
7,600	AFC Enterprises, Inc. (a)	182,552

	General Freight Trucking - 0.6%
16,400	Knight Transportation, Inc.	234,520

	Grain & Oilseed Milling - 2.2%
24,700	Unilever NV - NY Reg. Shares - ADR (b)	859,066

	Grocery Stores - 1.0%
6,800	United Natural Foods, Inc. (a)	390,864

	Health & Personal Care Stores - 0.4%
1,600	Ulta Salon, Cosmetcs & Fragrance, Inc. (a)	150,400

	Household & Institutional Furniture & Kitchen Cabinet Manufacturing - 0.8%
15,800	Pier 1 Imports, Inc.	291,984

	Information Services - 2.9%
1,660	Google Inc. (a)	1,137,249

	Insurance & Employee Benefit Funds - 1.0%
2,900	AMERIGROUP Corp. (a)	263,668
1,900	WellCare Health Plans Inc.	107,711
		371,379
	Internet & Catalog Retail - 0.4%
3,000	eBay Inc. (a)	142,410

	Machinery, Equipment & Supplies Merchant Wholesalers - 1.1%
10,500	Applied Industrial Technologies, Inc.	427,140

	Management, Scientific & Technical Consulting Services - 1.8%
4,800	Salesforce.com, Inc. (a)	696,864

	Manufacturing & Reproducing Magnetic & Optical Media - 0.5%
10,100	Gentex Corp.	176,952

	Medical Equipment & Supplies Manufacturing - 6.1%
3,900	C.R. Bard, Inc.	382,629
7,100	The Estee Lauder Co. Inc.	425,645
250	Intuitive Surgical, Inc. (a)	122,948
18,200	STERIS Corp.	623,168
4,700	Stryker Corp.	250,322
9,200	Varian Medical Systems, Inc. (a)	540,868
		2,345,580
	Metal Ore Mining - 2.2%
2,800	Agnico-Eagle Mines Ltd. (b)	135,296
6,500	Franco-Nevada Corp. (b)	336,700
2,600	Freeport-McMoRan Copper & Gold, Inc.	93,886
6,500	Goldcorp, Inc. (b)	267,215
		833,097
	Motor Vehicle Body & Trailer Manufacturing - 0.5%
4,000	CLARCOR Inc.	192,560

	Motor Vehicle Parts Manufacturing - 0.2%
1,100	WABCO Holdings, Inc. (a)	64,592

	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 4.3%

2,000	Agilent Technologies, Inc.	74,320
7,700	ArthroCare Corp. (a)	227,766
5,900	Cyberonics, Inc. (a)	294,587
5,200	Danaher Corp.	278,564
2,600	Fossil, Inc. (a)	220,870
18,000	Ion Geophysical Corp. (a)	117,540
2,000	OYO GEOSPACE Corp. (a)	183,180
11,600	Rofin-Sinar Technologies, Inc (a)	252,068
		1,648,895
	Office Administrative Services - 0.6%
4,300	Gartner, Inc. (a)	212,377

	Oil & Gas Extraction - 2.6%
11,100	Approach Resources Inc. (a)	319,014
3,800	Cimarex Energy Co.	217,398
1,300	Continental Resources, Inc. (a)	96,278
3,700	Helmerich & Payne, Inc.	168,868
2,400	Occidental Petroleum Corp.	204,024
		1,005,582
	Other Electrical Equipment & Component Manufacturing - 0.2%
1,200	Emerson Electric Co.	60,864

	Other General Merchandise Stores - 1.2%
13,800	Fred's, Inc. - Class A	183,954
3,300	O'Reilly Automotive, Inc. (a)	280,335
		464,289
	Other General Purpose Machinery Manufacturing - 1.8%
1,200	Flowserve Corp.	153,192
2,300	Gardner Denver Inc.	138,644
2,200	Roper Industries, Inc.	226,138
7,000	The Gorman-Rupp Co.	192,780
		710,754
	Other Information Services - 1.1%
3,900	Baidu, Inc. - ADR (a)(b)	434,616

	Other Professional, Scientific & Technical Services - 0.6%
2,100	IHS, Inc. - Class A (a)	239,484

	Outpatient Care Centers - 0.5%
6,700	U.S. Physical Therapy, Inc.	173,999

	Pesticide, Fertilizer & Other Agricultural Chemical Manufacturing - 0.4%
1,900	Monsanto Co.	165,509

	Pharmaceutical & Medicine Manufacturing - 11.0%
4,300	Allergan, Inc.	370,359
24,800	Amarin Corp PLC - ADR (a)(b)	339,512
7,600	Ariad Pharmaceuticals, Inc. (a)	156,256
6,200	BioMarin Pharmaceutical Inc. (a)	231,508
5,400	Bristol-Myers Squibb Co.	178,254
28,300	Elan Corp. plc - ADR (a)(b)	321,488
3,000	IDEXX Laboratories, Inc. (a)	285,180
5,900	Impax Laboratories, Inc. (a)	139,653
4,200	Johnson & Johnson	283,206
4,000	MAP Pharmaceuticals, Inc. (a)	53,760
3,000	Mead Johnson Nutrition Co.	219,990
2,200	Medivation, Inc. (a)	230,692
2,600	Merck & Co., Inc.	111,930
3,100	Novo Nordisk A/S - ADR (b)	487,041
3,500	Pharmacyclics, Inc. (a)	234,220
2,700	Regeneron Pharmaceuticals, Inc. (a)	399,735
3,900	Vertex Pharmaceuticals Inc. (a)	207,987
		4,250,771
	Poultry & Egg Production - 0.9%
8,700	Cal-Maine Foods, Inc.	349,566

	Professional & Commercial Equipment & Supplies Merchant Wholesalers - 0.5%
2,300	Henry Schein, Inc. (a)	176,663

	Road & Rail - 0.6%
11,000	Werner Enterprises, Inc.	244,750

	Scientific Research & Development Services - 2.6%
4,800	Alexion Pharmaceuticals, Inc. (a)	514,608
5,300	Babcock & Wilcox Co. (a)	130,751
3,200	Covance, Inc. (a)	152,928
9,800	Incyte Corp. (a)	196,098
		994,385

	Semiconductor & Other Electronic Component Manufacturing - 4.3%
3,200	ARM Holdings plc - ADR (b)	87,168
3,400	Cavium, Inc. (a)	109,820
1,700	Cree, Inc. (a)	47,940
3,000	Intel Corp.	74,490
15,600	JDS Uniphase Corp. (a)	174,564
13,300	Microchip Technology Inc.	462,175
1,200	Mellanox Technolgies Ltd. (a)	137,268
22,900	NVIDIA Corp. (a)	321,287
3,900	Texas Instruments Inc.	113,256
3,600	Xilinx, Inc.	122,076
		1,650,044
	Soap, Cleaning Compound & Toilet Preparation Manufacturing - 0.4%
1,600	Colgate-Palmolive Co.	170,096

	Software Publishers - 6.8%
2,800	ANSYS, Inc. (a)	195,160
3,700	Catamaran Corp. (a)(b)	322,455
1,000	Concur Technologies, Inc. (a)	72,400
6,700	Intuit Inc.	392,218
6,100	Manhattan Associates, Inc. (a)	308,538
3,700	MICROS Systems, Inc. (a)	187,442
15,200	Microsoft Corp.	468,464
9,000	SAP AG - ADR (b)	590,940
900	Teradata Corp. (a)	68,742
		2,606,359
	Sporting Goods, Hobby & Musical Instrument Stores - 0.7%
4,700	Hibbett Sports Inc. (a)	272,788

	Support Activities for Mining - 0.7%
3,600	Schlumberger Ltd. (b)	260,568

	Textiles, Apparel & Luxury Goods - 0.8%
3,000	Nike, Inc. - Class B	292,080

	Trading Companies & Distributors - 0.4%
800	W.W. Grainger, Inc.	164,768

	Ventilation, Heating, Air-Conditioning & Commercial Refrigeration Equipment Manufacturing - 0.2%
2,300	Donaldson Company, Inc.	81,167

	Wholesale Electronic Markets & Agents & Brokers - 1.1%
9,100	Tech Data Corp. (a)	442,078

	TOTAL COMMON STOCKS (Cost $34,855,837)	38,245,415

	Total Investments (Cost ($34,855,837) - 99.2%	38,245,415
	Other Assets in Excess of Liabilities - 0.8%	325,839
	TOTAL NET ASSETS - 100.0%	$38,571,254

	Percentages are stated as a percent of net assets.

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	(a) - Non Income Producing
	(b) - Foreign Issued Securities

	The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows*:

	Cost of investments	$34,855,837
	Gross unrealized appreciation on investments	4,497,973
	Gross unrealized depreciation on investments	(1,108,395)
	Net unrealized appreciation on investments	$3,389,578

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous
	fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s
	most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2012 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Inputs that are  used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels whithin the hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	38,245,415	-	-	38,245,415
Total*	38,245,415	-	-	38,245,415

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

There were no transfers into or out of Level, 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund's policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

In May 2011, the FASB issued AU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Company's financial statements.

Derivatives and Hedging Activities at August 31, 2012 (Unaudited)

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities.  The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position.  The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By  /s/ Bassam Osman
  Bassam Osman, President

Date October 16, 2012.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/ Bassam Osman
      Bassam Osman, President

Date October 16, 2012.

By /s/ Mohammad Basheeruddin.
      Mohammad Basheeruddin, Treasurer

Date October 16, 2012.